Note 14 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]
Grant Date	Number of Shares	Issued to	Vesting Period
February 12, 2013	714	Chief Executive Officer	on the grant date
September 26, 2013	714	Executive Vice President	on the grant date
September 26, 2013	571	Chief Technical Officer	on the grant date
December 18, 2013	714	Chief Executive Officer	on the grant date
Grant Date	Number of Shares	Issued to	Vesting Period
April 15, 2015	183,000	Central Mare	Over eight years

Schedule of Nonvested Share Activity [Table Text Block]
	Non-vested Shares	Fair value
As of December 31, 2014	-	-
Granted shares on April 15, 2015	183,000	$10.90
Vested shares on June 30, 2015	(22,875)	$10.30
As of December 31, 2015	160,125	$3.20	*